Schedule of Investments (unaudited) March 31, 2024	BlackRock LifePath® Index 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 42.5%
iShares Core MSCI Total International Stock ETF	12,909,212	$876,019,126
iShares Developed Real Estate Index Fund, Class K	15,984,850	150,577,290
Large Cap Index Master Portfolio	$1,667,284,150	1,667,284,150
Master Small Cap Index Series	$156,160,411	156,160,411

		2,850,040,977

Fixed-Income Funds — 57.4%
iShares TIPS Bond ETF	4,787,994	514,278,436
iShares U.S. Intermediate Credit Bond Index Fund	70,428,966	695,133,895
iShares U.S. Intermediate Government Bond Index Fund	114,452,952	1,110,193,632
iShares U.S. Long Credit Bond Index Fund	16,086,748	149,928,488
iShares U.S. Long Government Bond Index Fund	54,556,193	445,724,094
iShares U.S. Securitized Bond Index Fund	100,250,842	936,342,864

		3,851,601,409

Security	Shares	Value

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(b)	13,138,392	$13,138,392

Total Investments — 100.1% (Cost: $5,700,957,516)		6,714,780,778

Liabilities in Excess of Other Assets — (0.1)%		(4,666,874)

Net Assets — 100.0%		$6,710,113,904

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares/ Investment Value Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$1,224	(b)	$—		$(1,224)	$—	$—	—	$1,666	(c)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	10,791,524	2,346,868	(b)	—		—	—	13,138,392	13,138,392	123,579		—

iShares Core MSCI Total International Stock ETF	916,841,013	3,228,641		(84,256,159)		10,639,570	29,566,061	876,019,126	12,909,212	—		—

iShares Developed Real Estate Index Fund, Class K	154,749,575	522,207		(3,015,562)		(231,291)	(1,447,639)	150,577,290	15,984,850	—		—

iShares TIPS Bond ETF	507,938,406	17,441,183		(10,721,583)		(2,062,189)	1,682,619	514,278,436	4,787,994	—		—

iShares U.S. Intermediate Credit Bond Index Fund	678,953,128	35,805,250		(14,200,560)		(162,128)	(5,261,795)	695,133,895	70,428,966	6,849,558		—

iShares U.S. Intermediate Government Bond Index Fund	1,038,493,290	103,898,900		(21,643,517)		(584,060)	(9,970,981)	1,110,193,632	114,452,952	7,209,996		—

iShares U.S. Long Credit Bond Index Fund	156,807,838	2,473,587		(5,100,759)		(364,880)	(3,887,298)	149,928,488	16,086,748	1,945,010		—

iShares U.S. Long Government Bond Index Fund	460,577,596	14,551,530		(11,500,285)		(2,545,458)	(15,359,289)	445,724,094	54,556,193	4,236,163		—

iShares U.S. Securitized Bond Index Fund	931,476,716	41,235,640		(19,409,259)		(1,307,284)	(15,652,949)	936,342,864	100,250,842	8,324,035		—

Large Cap Index Master Portfolio	1,637,576,104	—		(126,313,607	)(b)(d)	2,937,288	153,084,365	1,667,284,150	$1,667,284,150	5,969,348		—

Master Small Cap Index Series	156,302,229	—		(7,426,642	)(b)(d)	(213,540)	7,498,364	156,160,411	$156,160,411	617,512		—

						$6,104,804	$140,251,458	$6,714,780,778		$35,276,867		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock LifePath® Index 2025 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$1,026,596,416	$—	$—	$1,026,596,416
Fixed-Income Funds	3,851,601,409	—	—	3,851,601,409
Money Market Funds	13,138,392	—	—	13,138,392

	$4,891,336,217	$—	$—	4,891,336,217

Investments Valued at NAV(a)				1,823,444,561

				$6,714,780,778

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

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